Related Party Transactions - Additional Information (Detail) - Key management personnel directors and their close family members [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transactions between related parties [line items]
Loans to related party	$ 23	$ 19
Allowance for credit losses	$ 0	$ 0